CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS

9. CAPITAL LEASE OBLIGATIONS

Future payments on capital lease obligations are as follows (in thousands):

Twelve months ending December 31:
2012	$73
2013	82
2014	64
2015	51
2016	48
Thereafter	—

Total future minimum lease payments	$318